Convertible Debt - Disclosure of Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	$ 0
Convertible Debt - end of period	18,747	$ 0
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	0	56,984
Fair value of debenture funding	17,912	0
Change due to modification	0	792
Accretion and capitalized interest	835	2,105
Repayment	0	(59,881)
Convertible Debt - end of period	$ 18,747	$ 0